FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 12600 Hill Country Blvd, Suite R-230
         Austin, TX 78738

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          February 14, 2013



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $566,715
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107      115695     5413  X                            115695       0       0
Alleghany Corp                            COM      17175100       1611      540  X                              1611       0       0
American Express Company                  COM      25816109       9107      523  X                              9107       0       0
American Public Education                 COM      2913V103    1088957    39333  X                           1088957       0       0
American Science & Engin                  COM      29429107     111817     7292  X                            111817       0       0
Ascent Capital Group                      CL A     43632108       5221      323  X                              5221       0       0
Automatic Data Processing                 COM      53015103       9744      555  X                              9744       0       0
Berkshire Hathaway Inc                    CL A     84670108          9     1207  X                                 9       0       0
Berkshire Hathaway Inc                    CL B     84670207      18281     1640  X                             18281       0       0
Brookfield Asset Management Inc           COM      112585104     42604     1561  X                             42604       0       0
Capital Southwest Corp                    COM      140501107      5451      543  X                              5451       0       0
Cherokee Inc                              COM      16444H102    602694     8263  X                            602694       0       0
Choice Hotels International               COM      169905106     10000      336  X                             10000       0       0
Colfax Corporation                        COM      194014106    988460    39884  X                            988460       0       0
Conagra Food Inc                          COM      205887102     10000      295  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1740  X                             30000       0       0
Contango Oil & Gas Co.                    COM      21075N204     10621      450  X                             10621       0       0
Corporate Executive Board                 COM      21988R102    504517    23944  X                            504517       0       0
Ebix                                      COM      278715206    255105     4112  X                            255105       0       0
Emerson Electric Co                       COM      291011104      7711      408  X                              7711       0       0
Expeditors International                  COM      302130109      8203      324  X                              8203       0       0
Female Health Company                     COM      314462102   4125298    29620  X                           4125298       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     40491      935  X                             40491       0       0
Hallmark Financial Services               COM      40624Q203   1921855    18046  X                           1921855       0       0
HEICO Corp                                CL A     422806208    466514    14919  X                            466514       0       0
Hospitality Properties Trust              COM      44106M102     23915      560  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2219054    74427  X                           2219054       0       0
Interval Leisure Group                    COM      46113M108    766432    14861  X                            766432       0       0
INTL FCStone Inc                          COM      459028106   3136266    54602  X                           3136266       0       0
iShares Trust Treas Inflat                US TIP B 464287176      2233      271  X                              2233       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      766  X                              9600       0       0
Kinder Morgan Management                  SHS      49455U100      3550      268  X                              3550       0       0
Leucadia National Corp                    COM      527288104     16958      403  X                             16958       0       0
Lockheed Martin Corporation               COM      539830109      7075      653  X                              7075       0       0
Masimo Corp                               COM      574599106    920161    19333  X                            920161       0       0
Microsoft Corp.                           COM      594918104     23944      640  X                             23944       0       0
Morningstar, Inc.                         COM      617700109    169611    10657  X                            169611       0       0
National Retail Properties, Inc.          COM      637417106     14000      437  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      919  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    546845     6759  X                            546845       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      179  X                             10155       0       0
Pfizer Inc.                               COM      717081103     16579      416  X                             16579       0       0
Phillips 66                               COM      718546104     15000      797  X                             15000       0       0
Pizza Inn Inc                             COM      725848105    126530      434  X                            126530       0       0
Powershares Emerging Market               Sov Debt 73936T573     17063      537  X                             17063       0       0
PowerShares Global Trust                  Nat Muni 73936T474     48713     1254  X                             48713       0       0
RealD inc                                 COM      75604L105   2965727    33246  X                           2965727       0       0
Sears Holdings Corp                       COM      812350106      6458      267  X                              6458       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     15643      954  X                             15643       0       0
SPDR S&P Middle East & Africa             Mid East 78463X806      8448      624  X                              8448       0       0
Stamps.com                                COM      852857200    448254    11296  X                            448254       0       0
Stratasys Inc.                            COM      862685104      3598      288  X                              3598       0       0
Tandy Leather Factory Inc.                COM      87538X105   1634836     9024  X                           1634836       0       0
The Dolan Company                         COM      25659P402   1064510     4141  X                           1064510       0       0
The Middleby Corp                         COM      596278101    172971    22177  X                            172971       0       0
TravelCenters of America                  COM      894174101     30000      141  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    616629    11710  X                            616629       0       0
Utah Medical Products                     COM      917488108    425557    15341  X                            425557       0       0
Vanguard Scottsdale MBS                   Mort Bck 92206C771      6659      348  X                              6659       0       0
Vanguard Scottsdale Short Term Corp       ST Corp  92206C409     10397      835  X                             10397       0       0
Vanguard Index ETF                        VALUE    922908744     14754      868  X                             14754       0       0
Vanguard Intern Index                     Emer Mkt 922042858     19595      873  X                             19595       0       0
Vanguard Intern Index                     Europe   922042874     14189      693  X                             14189       0       0
Weingarten Realty                         SH BEN T 948741103      7900      211  X                              7900       0       0
Western Union Co                          COM      959802109     20539      280  X                             20539       0       0
Weyerhaeuser Co                           COM      962166104     29966      834  X                             29966       0       0
White Mountains Insurance Group           COM      G9618E107      1226      631  X                              1226       0       0
Winmark Corp                              COM      974250102    837022    47710  X                            837022       0       0
XCEL Energy Inc.                          COM      98389B100     26000      694  X                             26000       0       0
XPO Logistics Inc                         COM      983793100    666178    11578  X                            666178       0       0
Zimmer Holdings, Inc.                     COM      98956P102      8551      570  X                              8551       0       0